Income Taxes (IRS Tax Examination Status) (Details) - Internal Revenue Service (IRS) - Under Exam	12 Months Ended
Dec. 31, 2019
Income Tax Examination Earliest Year Under Examination	2016
Income Tax Examination Latest Year Under Examination	2017